Private Placement (Details) - USD ($)	1 Months Ended	6 Months Ended	11 Months Ended
	Jul. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Jul. 24, 2020
Private Placement (Details) [Line Items]
Private units		535,000
Price per unit (in Dollars per share)		$ 10.00
Number of unit issued	2,977,568
Price per unit (in Dollars per share)	$ 10.00		$ 10.00	$ 10.00
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price (in Dollars)		$ 5,350,000	$ 5,350,000
Number of unit issued	59,551
Price per unit (in Dollars per share)	$ 10.00		$ 10.00
Description of private placement		Each Private Unit consists of one share of common stock (“Private Share”) and one warrant (“Private Warrant”). Each Private Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per full share, subject to adjustment (see Note 8).	Each Private Unit consists of one share of common stock (“Private Share”) and one warrant (“Private Warrant”). Each Private Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per full share, subject to adjustment (see Note 8).
Sponsor [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Number of unit issued	483,420
Early Bird Capital [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Number of unit issued	111,131
Sponsor and EarlyBirdCapital [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Number of unit issued			535,000
Price per unit (in Dollars per share)		$ 10.00	$ 10.00